================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Dodge & Cox Funds
       555 California Street, 40th Floor
       San Francisco, CA 94104

-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [_]

                               Dodge & Cox Stock Fund
-------------------------------------------------------------------------------
 3.    Investment Company Act File Number: 811-173

       Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this notice is filed:

       December 31, 2007

-------------------------------------------------------------------------------
 4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
           ((See Instruction A.2)

-------------------------------------------------------------------------------

Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this Form.


 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant to
              section 24(f):                                                      $14,505,696,070
                                                                                  ----------------
       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:             $10,988,379,298
                                                              ---------------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:    $ -0-
                                                              ---------------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii):                                             -$10,988,379,298
                                                                                  ----------------
       (v)    Net Sales - if Item 5(I) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                              $ 3,517,316,772
                                                                                  ----------------
       -----------------------------------------------------------------------
       (vi)   Redemption credits available for use in
              future years -- if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                          $(-0-)
                                                              ---------------
       -----------------------------------------------------------------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                                      X   .0000393
                                                                                  ----------------
       (viii) Registration fee due (multiply Item 5(v)
              by Item 5(vii) (enter "0" if no fee is due):                    =   $138,230.55
                                                                                  ================
--------------------------------------------------------------------------------------------------
 6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------------------------
 7.    Interest due -- if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (See Instruction D):
                                                                              +   $N/A
                                                                                  ----------------
--------------------------------------------------------------------------------------------------
 8.    Total of the amount of the registration fee due plus any interest due [line5(viii) plus line7]:
                                                                              =   $138,230.55
                                                                                  ================
--------------------------------------------------------------------------------------------------
 9.    Date the registration fee and interest payment was sent to the
       Commission's lockbox depository: March 19, 2008

              Method of Delivery:

                            [X]  Wire Transfer
                            [_]  Mail or other means

================================================================================

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  ------------------------------
                                                  David H. Longhurst, Treasurer

Date: March 20, 2008

* Please print the name and title of the signing officer below the signature.

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Dodge & Cox Funds
       555 California Street, 40th Floor
       San Francisco, CA 94104

-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [_]

                             Dodge & Cox Balanced Fund
-------------------------------------------------------------------------------
 3.    Investment Company Act File Number: 811-173

       Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this notice is filed:

       December 31, 2007

-------------------------------------------------------------------------------
 4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
           ((See Instruction A.2)

-------------------------------------------------------------------------------

Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this Form.


 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant to
              section 24(f):                                                     $6,102,263,643
                                                                                 ---------------
       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:             $4,696,208,213
                                                              --------------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:    $ -0-
                                                              --------------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii):                                            -$4,696,208,213
                                                                                 ---------------
       (v)    Net Sales - if Item 5(I) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                             $1,406,055,430
                                                                                 ---------------
       ----------------------------------------------------------------------
       (vi)   Redemption credits available for use in
              future years -- if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                          $(-0-)
                                                              --------------
       ----------------------------------------------------------------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                                     X   .0000393
                                                                                 ---------------
       (viii) Registration fee due (multiply Item 5(v)
              by Item 5(vii) (enter "0" if no fee is due):                   =   $55,257.98
                                                                                 ===============
------------------------------------------------------------------------------------------------
 6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

------------------------------------------------------------------------------------------------
 7.    Interest due -- if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (See Instruction D):
                                                                             +   $N/A
                                                                                 ---------------
------------------------------------------------------------------------------------------------
 8.    Total of the amount of the registration fee due plus any interest due [line5(viii) plus line7]:
                                                                             =   $55,257.98
                                                                                 ===============
------------------------------------------------------------------------------------------------
 9.    Date the registration fee and interest payment was sent to the
       Commission's lockbox depository: March 19, 2008

              Method of Delivery:

                            [X]  Wire Transfer
                            [_]  Mail or other means

================================================================================

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  ------------------------------
                                                  David H. Longhurst, Treasurer

Date: March 20, 2008

* Please print the name and title of the signing officer below the signature.

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Dodge & Cox Funds
       555 California Street, 40th Floor
       San Francisco, CA 94104

-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [_]

                              Dodge & Cox Income Fund
-------------------------------------------------------------------------------
 3.    Investment Company Act File Number: 811-173

       Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2007

-------------------------------------------------------------------------------
 4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
           ((See Instruction A.2)

-------------------------------------------------------------------------------

Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this Form.


 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant to
              section 24(f):                                                     $7,164,141,441
                                                                                 ---------------
       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:             $3,125,765,674
                                                              --------------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:    $ -0-
                                                              --------------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii):                                            -$3,125,765,674
                                                                                 ---------------
       (v)    Net Sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                             $4,038,375,767
                                                                                 ---------------
       ----------------------------------------------------------------------
       (vi)   Redemption credits available for use in
              future years -- if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                          $(-0-)
                                                              --------------
       ----------------------------------------------------------------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                                     X   .0000393
                                                                                 ---------------
       (viii) Registration fee due (multiply Item 5(v)
              by Item 5(vii) (enter "0" if no fee is due):                   =   $158,708.17
                                                                                 ===============
------------------------------------------------------------------------------------------------
 6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

------------------------------------------------------------------------------------------------
 7.    Interest due -- if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (See Instruction D):
                                                                             +   $N/A
                                                                                 ---------------
------------------------------------------------------------------------------------------------
 8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                             =   $158,708.17
                                                                                 ===============
------------------------------------------------------------------------------------------------
 9.    Date the registration fee and interest payment was sent to the
       Commission's lockbox depository: March 19, 2008

              Method of Delivery:

                            [X]  Wire Transfer
                            [_]  Mail or other means

================================================================================

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  ------------------------------
                                                  David H. Longhurst, Treasurer

Date: March 20, 2008

* Please print the name and title of the signing officer below the signature.

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.



-------------------------------------------------------------------------------
 1.    Name and address of issuer:

       Dodge & Cox Funds
       555 California Street, 40th Floor
       San Francisco, CA 94104

-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [_]

                        Dodge & Cox International Stock Fund
-------------------------------------------------------------------------------
 3.    Investment Company Act File Number: 811-173

       Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2007

-------------------------------------------------------------------------------
 4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
           ((See Instruction A.2)

-------------------------------------------------------------------------------

Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this Form.


 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant to
              section 24(f):                                                     $27,267,327,276
                                                                                 ----------------
       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:             $5,927,865,794
                                                              --------------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:    $ -0-
                                                              --------------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii):                                            -$5,927,865,794
                                                                                 ----------------
       (v)    Net Sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                                             $ 21,339,461,482
                                                                                 ----------------
       ----------------------------------------------------------------------
       (vi)   Redemption credits available for use in
              future years -- if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:                                          $(-0-)
                                                              --------------
       ----------------------------------------------------------------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                                     X   .0000393
                                                                                 ----------------
       (viii) Registration fee due (multiply Item 5(v)
              by Item 5(vii) (enter "0" if no fee is due):                   =   $838,640.84
                                                                                 ================
-------------------------------------------------------------------------------------------------
 6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

-------------------------------------------------------------------------------------------------
 7.    Interest due -- if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (See Instruction D):
                                                                             +   $N/A
                                                                                 ----------------
-------------------------------------------------------------------------------------------------
 8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                             =   $838,640.84
                                                                                 ================
-------------------------------------------------------------------------------------------------
 9.    Date the registration fee and interest payment was sent to the
       Commission's lockbox depository: March 19, 2008

              Method of Delivery:

                            [X]  Wire Transfer
                            [_]  Mail or other means

================================================================================

                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

   By (Signature and Title)*


                                                  /s/ David H. Longhurst
                                                  ------------------------------
                                                  David H. Longhurst, Treasurer

Date: March 20, 2008

* Please print the name and title of the signing officer below the signature.